DISCONTINUED OPERATIONS (Details) ¥ in Thousands, $ in Millions			12 Months Ended
	Oct. 13, 2023 CNY (¥)	Oct. 13, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
DISPOSAL OF SUBSIDIARIES
Gain on disposal of discontinued operations, net of tax			¥ 158,809
NFT business group | Discontinued Operations, Held-for-Sale or Disposed of by Sale
DISPOSAL OF SUBSIDIARIES
Gain on disposal of discontinued operations, net of tax	¥ 158,800	$ 22.4